BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of net assets acquired
Details of the net assets acquired during the year ended December 31, 2021, at fair value, are as follows:

	Wealth Management	Asset Management	Total
	$	$	$
Cash and cash equivalents	37,523	145	37,668
Accounts receivable and prepaid expenses	51,868	292	52,160
Capital assets	11,044	68	11,112
Right-of-use assets	57,494	—	57,494
Deferred tax	(6,585)	(1,344)	(7,929)
Intangibles	741,668	5,041	746,709
Other assets	874	24	898
Accounts payable and accrued liabilities	(104,514)	(233)	(104,747)
Long-term debt	(236,964)	—	(236,964)
Lease liabilities	(57,494)	—	(57,494)
Fair value of identifiable net assets	494,914	3,993	498,907
Non-controlling interest	10,722	—	10,722
Acquisition date fair value of initial interest	—	(2,016)	(2,016)
Goodwill on acquisition	1,198,522	2,463	1,200,985
Total acquired cost	1,704,158	4,440	1,708,598

Cash consideration	968,817	3,440	972,257
Share consideration	62,737	1,000	63,737
Provision for other liabilities	672,604	—	672,604
	1,704,158	4,440	1,708,598
Details of the net assets acquired during the year ended December 31, 2020, at fair value, are as follows:

	Wealth Management	Asset Management	Total
	$	$	$
Cash and cash equivalents	19,578	1,736	21,314
Client and trust funds on deposit	450,932	—	450,932
Accounts receivable and prepaid expenses	6,398	331	6,729
Capital assets	1,390	5	1,395
Right-of-use assets	14,724	—	14,724
Deferred tax	(4,219)	6,896	2,677
Intangibles	393,744	1,753	395,497
Other assets	344	—	344
Accounts payable and accrued liabilities	(18,245)	(1,298)	(19,543)
Clients and trust funds payable	(450,932)	—	(450,932)
Income taxes payable	(312)	—	(312)
Lease liability	(15,545)	—	(15,545)
Fair value of identifiable net assets	397,857	9,423	407,280
Non-controlling interest	(35,222)	—	(35,222)
Goodwill on acquisition	528,557	763	529,320
Total acquired cost	891,192	10,186	901,378

Cash consideration	537,430	5,500	542,930
Share consideration	35,434	—	35,434
Provision for other liabilities	318,328	4,686	323,014
	891,192	10,186	901,378